Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Tax-Exempt Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.0%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.750%	1,000,000	1,000,000
Utah 0.2%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	3.800%	4,300,000	4,300,000
Total Floating Rate Notes (Cost $5,300,000)			5,300,000

Municipal Bonds 99.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,208,946
Arizona 1.3%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	5,000,000	5,051,101
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	695,335
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	1,952,979
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,002,561
07/01/2049	5.000%	1,125,000	1,111,974
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	955,726
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	991,681
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	834,617
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2050	5.000%	7,500,000	8,379,805
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,619,509
Total			28,595,288
California 4.9%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	5,700,000	6,066,089
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,621,886
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	9,789,450
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,568,144
02/01/2037	5.000%	1,000,000	1,040,761
2	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	9,780,345
California School Finance Authority(c)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	159,520
California State Public Works Board
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,124,903
California Statewide Communities Development Authority(c)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,577,310
11/01/2043	6.375%	1,035,000	1,043,673
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,880,124
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,504,619
Castaic Lake Water Agency(f)
Certificate of Participation
Capital Appreciation - Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,058,181
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	10,000,000	9,433,006
Golden State Tobacco Securitization Corp.(f)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	1,104,532
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,140,396
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2052	5.000%	3,500,000	3,863,049
Norwalk-La Mirada Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,709,997
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	4,729,817
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	10,000,000	10,028,980
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,330,973
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,014
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	410,000	418,215
Total			108,016,584
Colorado 5.0%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,141,187
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	10,819,421
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,750,000	3,958,289
11/15/2053	5.500%	2,400,000	2,629,133
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	8,254,605

Columbia Tax-Exempt Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,525,658
07/01/2044	5.375%	2,100,000	2,080,194
07/01/2049	5.500%	925,000	924,924
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	13,618,201
09/15/2053	5.000%	10,000,000	8,941,282
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	5,796,029
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	7,823,954
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,839,144
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	14,000,000	14,968,370
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2044	5.000%	2,250,000	1,800,242
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,205,478
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	14,518,160
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	805,691
Total			109,649,962
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,047,285
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 1.1%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	251,042
07/01/2048	6.000%	1,150,000	1,154,794
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,389,764
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,092,596
Unlimited General Obligation Bonds
Series 2023A
01/01/2045	5.000%	6,000,000	6,733,339
01/01/2048	5.250%	5,000,000	5,682,504
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	7,450,430
Total			23,754,469
Florida 4.6%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	4,486,111
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	2,125,000	1,928,299
Capital Trust Agency, Inc.(c),(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,231,400
12/01/2050	0.000%	1,000,000	327,500
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	5,700,000	284,396
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	10,473,093

4	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,123,477
County of Broward Airport System(d)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	14,082,174
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	5,000,000	5,066,671
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	1,896,888
10/01/2041	0.000%	2,500,000	957,329
10/01/2042	0.000%	3,250,000	1,166,609
10/01/2043	0.000%	2,750,000	930,591
10/01/2044	0.000%	3,000,000	954,251
10/01/2046	0.000%	3,000,000	843,179
10/01/2048	0.000%	4,000,000	995,484
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	9,000,000	9,050,484
Florida Development Finance Corp.(c)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,038,410
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,371,178
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2052	4.000%	2,645,000	2,468,425
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,690,643
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,019,254
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	3,842,081
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	776,456
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,571,025
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	6,979,034
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,980,000	2,132,891
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	3,246,476
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	1,340,000	1,394,202
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,546,916
Total			102,874,927
Georgia 1.9%
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,476,434
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	260,000	247,813
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	10,000,000	10,492,343

Columbia Tax-Exempt Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	13,300,000	14,025,605
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,077,044
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,492,355
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,482,006
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,487,675
Total			42,781,275
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,572,483
Series 2021
03/01/2040	4.000%	810,000	781,071
03/01/2041	4.000%	750,000	720,528
03/01/2051	4.000%	2,000,000	1,804,155
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	7,003,157
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	10,000,000	7,100,385
Total			20,981,779
Illinois 11.3%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,666,288
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,945,172
Series 2022A
12/01/2047	5.000%	6,875,000	6,826,618
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	10,004,630
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	7,651,447
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	7,620,000	7,701,521
Senior Lien
Series 2022
01/01/2048	4.500%	3,000,000	2,992,278
01/01/2055	5.000%	11,250,000	11,608,113
Series 2015C
01/01/2046	5.000%	12,525,000	12,570,351
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,373,730
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,420,616
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,272,464
01/01/2039	5.000%	2,970,000	2,990,037
Revenue Bonds
2nd Lien
Series 2014
01/01/2044	5.000%	4,000,000	4,003,636
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2039	5.000%	2,000,000	2,018,923
11/01/2044	5.000%	2,850,000	2,865,532
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,783,934

6	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	425,000	385,183
Northshore University Health System
Series 2020A
08/15/2040	4.000%	1,750,000	1,717,767
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	9,415,582
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	511,580
Illinois State Toll Highway Authority
Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,941,514
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,383,825
12/15/2040	0.000%	3,050,000	1,324,622
12/15/2041	0.000%	2,200,000	901,744
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	4,816,711
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,573,395
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,080,922
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	16,406,658
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,779,735
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,159,351
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	7,336,300
Series 2019C
11/01/2042	4.000%	9,925,000	9,421,428
11/01/2043	4.000%	3,000,000	2,831,348
11/01/2044	4.000%	2,000,000	1,875,713
Series 2013
07/01/2038	5.500%	4,125,000	4,141,564
Series 2013A
04/01/2036	5.000%	5,000,000	5,022,093
Series 2014
02/01/2039	5.000%	15,000,000	15,066,518
Series 2016
11/01/2030	5.000%	5,975,000	6,279,285
Series 2020
05/01/2039	5.500%	2,705,000	2,961,113
Series 2020C
05/01/2024	5.500%	1,000,000	1,018,417
Series 2022A
03/01/2047	5.500%	19,000,000	20,781,577
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,463,596
State of Illinois(g)
Unlimited General Obligation Bonds
Series 2023B
05/01/2047	5.500%	1,750,000	1,914,413
05/01/2048	4.500%	600,000	595,229
Total			250,802,473
Indiana 0.0%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	99,194
Iowa 1.3%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	6,900,000	6,828,386
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	4,461,769
05/15/2053	4.000%	12,790,000	7,720,902

Columbia Tax-Exempt Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	443,099
08/01/2038	5.000%	500,000	409,569
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	6,863,254
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	2,500,000	2,574,370
Total			29,301,349
Kentucky 0.5%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,760,965
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,159,396
Series 2015A
09/01/2042	5.000%	6,600,000	6,651,192
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,188,316
Total			11,759,869
Louisiana 2.3%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,820
05/15/2041	4.000%	25,000	25,820
05/15/2047	5.000%	15,000	15,925
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,207,202
Series 2017
05/15/2036	5.000%	1,750,000	1,840,469
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,423,879
07/01/2052	5.000%	1,600,000	1,618,646
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	16,729,687
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	3,778,617
Series 2015B
01/01/2045	5.000%	21,150,000	21,219,533
Parish of St. James(c)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,563,715
Total			50,449,313
Maryland 1.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,796,898
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,636,546
Maryland Economic Development Corp.(d)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	9,500,000	9,609,213
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	773,759
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,752,745
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,034,244
Total			24,603,405

8	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.3%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,931,812
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	787,255
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,194,826
Massachusetts Development Finance Agency(e)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,150,132	415,013
Massachusetts Development Finance Agency
Revenue Bonds
Series 2021V
07/01/2055	5.000%	3,000,000	3,509,498
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,027,030
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,522,187
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,133,886
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	8,842,947
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,420,031
Total			28,784,485
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.6%
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	15,857,013
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	415,239
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	8,809,339
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,086,009
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,266,116
Revenue Bonds
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	5,501,668
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,984,113
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	2,095,000	2,156,015
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,656,157
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,146,919
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	8,066,289
06/30/2048	5.000%	3,000,000	3,003,160
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	760,000	774,921

Columbia Tax-Exempt Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,340,000	1,368,671
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	11,808,845
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	1,991,315
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	305,000	312,705
Total			79,204,494
Minnesota 1.3%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,360,567
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	932,203
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2025	0.000%	17,500,000	16,523,600
St. Cloud Housing & Redevelopment Authority(e)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	7,125,000	6,056,250
Total			27,872,620
Mississippi 0.0%
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	890,000	901,251
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 2.1%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,968,810
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,139,638
02/01/2044	5.000%	12,725,000	11,662,576
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	5,618,745
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	1,961,126
05/15/2042	5.250%	2,290,000	1,955,398
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	1,016,871
11/01/2045	2.700%	1,045,000	836,772
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	9,835,601
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,754,326
Total			45,749,863
Nebraska 2.2%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,652,735
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2036	5.000%	1,000,000	1,004,268
05/15/2044	5.000%	6,400,000	6,318,715

10	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	7,500,000	7,591,529
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	7,407,179
01/01/2049	4.000%	20,595,000	20,030,759
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	237,816
Total			48,243,001
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,145,649
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,370,155
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,006,142
Series 2018A
12/15/2038	5.000%	835,000	794,929
Total			5,316,875
New Hampshire 0.5%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,334,140	9,140,575
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,400,883
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Health & Education Facilities Authority Act(e)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,460,876	321,393
07/01/2042	0.000%	834,787	183,653
Total			11,046,504
New Jersey 3.8%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,321,322
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,732,904
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/14/2042	5.000%	1,250,000	1,376,773
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	15,221,852
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,499,789
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,767,416
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	17,315,906
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,245,000	3,109,703
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,521,627
Series 2019
12/15/2039	5.000%	1,400,000	1,497,419

Columbia Tax-Exempt Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,662,425
Series 2022
06/15/2048	5.000%	3,750,000	4,013,724
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,333,706
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,069,287
01/01/2052	5.250%	6,250,000	6,994,671
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.250%	2,000,000	2,091,386
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	3,823,995
Total			83,353,920
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,407,106
07/01/2039	3.350%	1,285,000	1,199,216
07/01/2044	3.600%	2,675,000	2,526,661
Total			5,132,983
New York 7.6%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	100,000	100,249
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,447,350
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,806,834
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,964,848
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,568,688
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,079,687
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	6,571,253
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	19,575,000	19,122,868
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	9,937,809
Subordinated Series 2022A-1
08/01/2044	5.000%	1,900,000	2,106,131
08/01/2048	4.000%	2,400,000	2,344,970
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,946,518
02/01/2051	5.000%	1,375,000	1,496,408
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,766,921
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	961,087
New York State Dormitory Authority
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,199,887
Series 2020A
07/01/2053	4.000%	4,000,000	3,696,036
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	14,000,000	13,607,104
New York Transportation Development Corp.(d)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,430,366

12	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,307,557
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	5,750,000	5,981,596
12/01/2042	4.000%	4,355,000	3,982,208
Port Authority of New York & New Jersey(d)
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2041	4.000%	1,000,000	963,491
Consolidated Bonds
Series 221
07/15/2040	4.000%	6,000,000	5,796,650
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,609,528
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2052	5.000%	6,000,000	6,971,395
05/15/2057	5.000%	10,500,000	11,297,429
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,439,123
Series 2022A
11/15/2052	4.000%	12,500,000	12,085,206
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	1,925,009
09/15/2047	5.250%	3,025,000	2,243,909
09/15/2053	5.250%	6,240,000	4,454,096
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	3,851,798
Total			169,064,009
North Carolina 1.2%
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	12,002,982
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	1,884,552
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,512,604
07/01/2044	5.000%	2,260,000	1,973,808
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	2,730,963
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	327,925
07/01/2034	0.000%	1,135,000	680,609
Series 2019
01/01/2044	0.000%	4,000,000	1,579,062
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	2,864,061
01/01/2043	0.000%	3,500,000	1,456,203
Total			27,012,769
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,405,000	1,153,155
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	690,794
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,805,365
Total			3,649,314
Ohio 2.5%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	25,090,000	23,385,962
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	11,212,672

Columbia Tax-Exempt Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	528,705
Lake County Port & Economic Development Authority(c),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	1,740,000
12/01/2052	0.000%	1,500,000	435,000
Ohio Air Quality Development Authority(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	945,435
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,188,482
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	9,683,063
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,680,637
Total			55,799,956
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,716,371
Oregon 2.2%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	881,236
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	2,831,245
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2053	5.500%	20,000,000	22,009,298
Series 2017-24B
07/01/2042	5.000%	2,000,000	2,044,719
State of Oregon
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2023
04/30/2048	5.000%	10,580,000	11,873,864
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,791,925
Washington & Multnomah Counties School District No. 48J Beaverton(f)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	5,917,802
Total			48,350,089
Pennsylvania 9.7%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,080,405
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,629,011
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	865,000	893,405
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	4,385,000	4,395,104
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,189,215
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,035,201

14	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	5,923,350
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,858,293
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	18,449,526
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	29,159,628
Pennsylvania Economic Development Financing Authority(c),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,644,615
06/30/2042	5.000%	24,375,000	24,485,260
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,155,916
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,349,306
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	5,219,997
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	15,080,525
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	6,584,044
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	25,295,000	26,207,851
Subordinated Series 2016A-1
12/01/2046	5.000%	5,000,000	5,110,568
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	10,197,118
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	17,225,090
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	15,638,452
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	7,371,944
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	5,645,065
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,075,566
Series 2018B
09/01/2043	5.000%	985,000	1,042,490
Total			215,791,476
Puerto Rico 2.5%
Commonwealth of Puerto Rico(f),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,508,841	1,653,541
Subordinated Series 2022
11/01/2043	0.000%	2,805,420	1,318,547
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(h)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	5,210,000	5,011,763
Puerto Rico Electric Power Authority(e),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	4,917,500
Series 2012A
07/01/2042	0.000%	7,000,000	4,917,500
Puerto Rico Public Finance Corp.(h)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	498,966
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,703,813

Columbia Tax-Exempt Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,164,254
Puerto Rico Sales Tax Financing Corp.(f),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	93,959,000	25,556,745
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,000,000	6,741,720
Total			54,484,349
South Carolina 1.6%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,660,000	11,015,311
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	957,149
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	4,430,930
Revenue Bonds
York Preparatory Academy Project
Series 2014A Escrowed to Maturity
11/01/2023	5.750%	185,000	186,992
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2055	5.000%	1,380,000	1,410,093
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	16,071,219
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	895,000	808,407
07/01/2040	3.000%	895,000	760,616
Total			35,640,717
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	4,500,000	4,559,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 2.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,328,384
10/01/2035	5.000%	645,000	656,853
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,068,726
07/01/2040	4.000%	7,200,000	6,905,591
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2017A
07/01/2048	5.000%	1,665,000	1,685,655
New Memphis Arena Public Building Authority(f)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	637,073
04/01/2043	0.000%	1,500,000	573,183
04/01/2045	0.000%	1,500,000	513,950
04/01/2046	0.000%	750,000	243,135
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
09/30/2054	5.750%	12,000,000	9,085,734
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	18,500,000	19,244,014
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	672,561
07/01/2042	3.600%	460,000	449,415
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,751,648
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,454,418
Total			51,270,340

16	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 11.1%
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,891,829
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	4,374,128
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,869,084
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2037	5.000%	5,000,000	5,072,295
08/15/2042	5.000%	14,730,000	14,885,848
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,023,448
11/15/2046	5.000%	3,000,000	3,050,739
City of Houston Airport System(d)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	800,000	756,730
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,167,934
08/15/2042	5.000%	2,350,000	2,351,659
Series 2013
08/15/2033	6.000%	990,000	998,228
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,012,429
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,343,406
Series 2015A
12/01/2035	5.000%	2,200,000	2,228,770
12/01/2045	5.000%	1,100,000	1,100,858
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,293,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	8,475,000	8,305,115
Cypress-Fairbanks Independent School District(g)
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	5,200,000	5,097,482
Dallas Independent School District
Unlimited General Obligation Refunding Bonds
Series 2023
02/15/2048	5.000%	5,000,000	5,508,325
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	780,521
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,415,958
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,046,571
03/01/2034	5.000%	645,000	673,257
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,839,169
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	2,000,000	1,950,766
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	3,249,572
Katy Independent School District(g)
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	3,270,000	3,595,955
02/15/2053	4.000%	8,375,000	8,230,783
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,017,414
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	6,596,289

Columbia Tax-Exempt Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	9,000,000	8,100,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	500,000
07/01/2051	0.000%	6,745,000	3,372,500
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	1,667,500
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	4,230,000	4,326,443
Series 2019A
01/01/2037	4.000%	5,000,000	5,084,197
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2043	5.000%	5,990,000	6,676,838
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	373,528
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,710,705
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,127,551
Rockwall Independent School District(g)
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,468,216
Sanger Industrial Development Corp.(c),(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	15,900,665
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,483,977
10/01/2049	5.000%	1,870,000	1,817,917
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2052	4.000%	2,650,000	2,498,104
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	1,925,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	381,208
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,329,857
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	22,445,000	22,489,479
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,017,226
12/31/2055	5.000%	6,250,000	6,199,401
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	1,996,447
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,743,910
02/15/2035	3.000%	1,750,000	1,717,162
02/15/2036	3.000%	1,435,000	1,370,759
02/15/2040	4.000%	1,000,000	1,013,616
Series 2023
02/15/2048	5.000%	11,750,000	13,160,901
Total			246,842,219

18	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.4%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2047	5.000%	6,500,000	6,638,063
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,331,505
Total			8,969,568
Virginia 1.5%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,570,829
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2031	5.000%	800,000	814,824
06/15/2033	5.000%	500,000	509,069
Virginia Small Business Financing Authority(d)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,237,394
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,709,690
12/31/2056	5.000%	21,800,000	21,415,056
Total			33,256,862
Washington 1.4%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,781,592
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,339,795
12/01/2045	6.250%	2,500,000	2,568,691
Port of Seattle(d)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	8,178,416
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	9,990,959
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	2,973,914
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	778,095
07/01/2035	6.750%	550,000	589,083
Washington State Housing Finance Commission(c)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,344,481
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	330,000	325,638
01/01/2035	5.750%	575,000	542,299
Total			31,412,963
West Virginia 0.9%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	4,160,283
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	16,626,618
Total			20,786,901
Wisconsin 2.2%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	3,670,588
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	3,827,510

Columbia Tax-Exempt Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	751,613
05/15/2047	5.250%	1,105,000	979,707
Public Finance Authority(c),(f)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	21,200,000	1,057,753
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	9,310,011
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	2,719,555
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	5,000,000	5,025,493
08/15/2034	5.250%	8,000,000	8,043,603
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,667,893
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,769,476
07/01/2053	4.125%	5,000,000	3,733,256
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
07/01/2038	4.375%	1,250,000	924,419
07/01/2043	4.500%	1,375,000	959,408
07/01/2048	5.000%	500,000	358,542
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,401,130
Total			48,199,957
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	6,653,493
Total Municipal Bonds (Cost $2,381,045,987)			2,206,992,627

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.321%(i)	205,642	205,622
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.136%(i)	138,994	138,994
Total Money Market Funds (Cost $344,630)		344,616
Total Investments in Securities (Cost $2,386,690,617)		2,212,637,243
Other Assets & Liabilities, Net		4,182,859
Net Assets		$2,216,820,102

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2023.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $77,412,547, which represents 3.49% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security in default.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2023, the total value of these securities amounted to $54,484,349, which represents 2.46% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2023.
20	Columbia Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2023 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Tax-Exempt Fund | Third Quarter Report 2023	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT233_07_N01_(06/23)